SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF ALLSPRING MULTI-ASSET FUNDS
For the Allspring Absolute Return Fund
Allspring Asset Allocation Fund
Allspring Real Return Fund
(each a “Fund”, and together the “Funds”)

Effective immediately, the Class-Level Administrator Fees table located in the section entitled, “Manager and Class-Level Administrator” is amended with the following:

For Absolute Return Fund and Asset Allocation Fund
CLASS-LEVEL ADMINISTRATOR FEE
SHARE CLASS	% OF TOTAL NET ASSETS
Class A	0.19%
Class C	0.19%

For Real Return Fund
CLASS-LEVEL ADMINISTRATOR FEE
SHARE CLASS	% OF TOTAL NET ASSETS
Class A	0.14%

July 1, 2026

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